RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Amounts Due to Related Parties Comprised of Amounts Payable to Purchase of Raw Materials and Others) (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Amounts payable to the purchase of raw materials and others		$ 23,238,984	$ 60,370,065
Rene Sola Singapore Pte Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Amounts payable to the purchase of raw materials and others	[1]	$ 23,238,984	$ 60,370,065

[1]	After the disposal of the discontinued business in September 2017, ReneSola Singapore Pte., Ltd becomes the related party of the Company that both ReneSola Singapore and the Company are under common control of Mr. Li. The balances due to the entity and its subsidiaries were mainly modules, raw materials that the Company purchased from them and borrowings from them.